UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended March 31, 2003

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen H. Mortonson
Title:	Senior Vice President
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  April 3, 2003

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	45

Form 13F Information Table Value Total:	$496,580

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      386 10266.00 SH       SOLE                 10266.00
AFLAC INC COM                  com              001055102      216  6748.00 SH       SOLE                  6748.00
AMER INTL GROUP INC            com              026874107    22253 450003.87SH       SOLE                450003.87
APOLLO GROUP INC CL A          com              037604105    28079 562709.00SH       SOLE                562709.00
AUTOMATIC DATA PROC            com              053015103    24232 786996.07SH       SOLE                786996.07
BERKSHIRE HATHAWAY CL B        com              846702074      306   143.00 SH       SOLE                   143.00
BIOMET INC           COM       com              090613100    18784 612853.00SH       SOLE                612853.00
BP AMOCO PLC ADR               com              055622104      255  6600.00 SH       SOLE                  6600.00
C H ROBINSON WORLDWIDE         com              12541W100     8068 246739.00SH       SOLE                246739.00
CARDINAL HEALTH INC OHIO       com              14149Y108    15875 278657.08SH       SOLE                278657.08
CHOICEPOINT INC                com              170388102    13928 410849.05SH       SOLE                410849.05
CINTAS CORP OHIO               com              172908105    20109 611219.00SH       SOLE                611219.00
CITIGROUP INC                  com              172967101    14780 429026.37SH       SOLE                429026.37
COCA-COLA CO                   com              191216100      324  8009.38 SH       SOLE                  8009.38
CONCORD E F S INC              com              206197105     7907 841214.00SH       SOLE                841214.00
COX COMMNCTNS INC NEW A        com              224044107    15817 508429.00SH       SOLE                508429.00
EMERSON ELEC                   com              291011104      431  9500.00 SH       SOLE                  9500.00
EXPEDITORS INTL WASH INC       com              302130109     9019 250887.26SH       SOLE                250887.26
EXXON MOBIL CORP               com              30231g102     1023 29261.00 SH       SOLE                 29261.00
FIRST DATA CORP                com              319963104      303  8200.00 SH       SOLE                  8200.00
FISERV INC WISC                com              337738108    22378 710871.00SH       SOLE                710871.00
GENERAL ELECTRIC               com              369604103    16684 654283.30SH       SOLE                654283.30
HARLEY DAVIDSON INC WIS        com              412822108    15858 399342.79SH       SOLE                399342.79
HOP-ON.COM INC.                com              439338104        1 12638.00 SH       SOLE                 12638.00
ILLINOIS TOOL WORKS INC        com              452308109    15983 274852.00SH       SOLE                274852.00
INTEL CORP                     com              458140100      217 13320.00 SH       SOLE                 13320.00
JOHNSON AND JOHNSON  COM       com              478160104    19484 336692.46SH       SOLE                336692.46
KOHLS CORP                     com              500255104      872 15411.00 SH       SOLE                 15411.00
MARSHALL & ILSLEY              com              571834100      268 10478.00 SH       SOLE                 10478.00
MCLEODUSA INC CL A NEW         com              582266102       11 19579.00 SH       SOLE                 19579.00
MCLEODUSA INC ESCROW           com              582266995        7 335203.00SH       SOLE                335203.00
MEDTRONIC INC        COM       com              585055106    39349 872096.13SH       SOLE                872096.13
MERCK & CO                     com              589331107     1401 25575.00 SH       SOLE                 25575.00
MICROSOFT CORP                 com              594918104    15911 657228.00SH       SOLE                657228.00
NORTHN TRUST CORP              com              665859104    14739 484034.00SH       SOLE                484034.00
OMNICOM GROUP COM              com              681919106     9203 169881.97SH       SOLE                169881.97
PATTERSON DENTAL CO            com              703412106    18420 401039.00SH       SOLE                401039.00
PAYCHEX INC                    com              704326107    23871 868969.00SH       SOLE                868969.00
PEPSICO INC                    com              713448108      237  5914.00 SH       SOLE                  5914.00
PFIZER INC                     com              717081103    37157 1192463.84SH      SOLE               1192463.84
SARA LEE CORP                  com              803111103      292 15600.00 SH       SOLE                 15600.00
SBC COMMUNICATIONS             com              78387g103      204 10189.00 SH       SOLE                 10189.00
SYSCO CORPORATION              com              871829107    24568 965733.00SH       SOLE                965733.00
WALGREEN CO                    com              931422109    17136 581287.45SH       SOLE                581287.45
WYETH COM                      com              983024100      234  6200.00 SH       SOLE                  6200.00